CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flow from continuing operating activities:
Net income (loss)	$ 23,549	$ 25,151	$ (62,300)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Net loss (income) from discontinued operations	0	973	(604)
Loss on change in fair value of earn-out obligation	0	17,300	100,400
Depreciation and amortization	1,902	1,420	952
Provision for bad debts	14,550	4,271	1,447
Deferred income taxes	(4,180)	6,261	(959)
Stock-based compensation expenses	4,553	2,914	3,281
Changes in operating assets and liabilities, net of acquisitions and divestitures:
Accounts receivable	(22,331)	(5,997)	(20,263)
Notes receivable	0	0	222
Net investment in direct financing and sales-type leases	209,063	2,175	(194,490)
Inventories	(4,176)	(1,024)	(1,255)
Deposits for inventories	85	923	16,567
Deposits for inventories, related party	14,515	(14,177)	0
Prepaid expense and other current assets	7,586	(3,511)	(1,828)
Trade notes payable	0	0	(12,561)
Accounts payable	15,922	(536)	(2,756)
Accounts payable, related parties	0	0	16,104
Other payable and accrued liabilities	1,356	5,729	4,229
Customers deposits	798	(100)	(182)
Income tax payable	(254)	(4,568)	4,912
Net cash provided by (used in) continuing operating activities	262,938	37,204	(149,084)
Cash flow from continuing investing activities:
Capital expenditure on construction in progress	(76,353)	0	0
Purchase of property, equipment and leasehold improvements	(3,516)	(1,967)	(1,427)
Cash received from sales of subsidiaries	0	7,589	0
(Increase) decrease in restricted cash	0	(155)	12,561
Decrease (increase) in due from an affiliate	7,891	9,000	(9,000)
Net cash (used in) provided by continuing investing activities	(71,978)	14,467	2,134
Cash flow from continuing financing activities:
Proceeds from borrowings	102,036	189,850	220,028
Repayments of borrowings	(194,093)	(163,567)	(73,269)
Proceeds from affiliates	137,052	320,641	403,384
Repayment to affiliates	(170,520)	(372,259)	(366,169)
Increase in accounts payable, related parties	234,781	404,492	394,578
Repayment to accounts payable, related parties	(232,562)	(421,036)	(513,690)
Dividend paid	(5,885)	0	0
Capital distribution	(29,274)	0	0
Issue of shares on exercise of warrants	0	0	10,296
Issue of shares for cash, net of offering costs of $3,758	0	0	66,242
Shares repurchase	0	0	(1,630)
Net cash (used in) provided by continuing financing activities	(158,465)	(41,879)	139,770
Net cash provided by (used in) continuing operating, financing and investing activities	32,495	9,792	(7,180)
Cash flow of discontinued operations:
Cash provided by (used in) provided by operating activities	0	48,537	(84,184)
Cash provided by (used in) investing activities	0	172,922	(59,454)
Cash (used in) provided by financing activities	0	(222,289)	144,087
Net cash flow (used in) provided by discontinued operations	0	(830)	449
Effect of exchange rate fluctuation on cash and cash equivalents	234	3,138	894
Net increase (decrease) in cash and cash equivalents	32,729	12,100	(5,837)
Cash and cash equivalents, beginning of the year	43,048	30,948	36,785
Cash and cash equivalents, end of the year	75,777	43,048	30,948
Analysis of balances of cash and cash equivalents
Included in cash and cash equivalents per consolidated balance sheet	75,777	43,048	30,100
Included in assets of discontinued operations			848
Cash and cash equivalents, end of the year	75,777	43,048	30,948
Supplemental disclosure of cash flow information:
Interest paid, Continuing Operations	15,194	14,607	15,619
Income taxes paid, Continuing Operations	13,544	11,348	6,189
Discontinued Operations
Interest paid	0	3,943	986
Income taxes paid	0	8	351
Supplemental disclosure on non-cash continuing financing activities
Reclassification from liability of the obligation to issue shares for the amendments of earn-out provision to equity	$ 0	$ 90,400	$ 84,600